LVIP Macquarie High Yield Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–86.19%
Advertising–1.26%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	450,000	$394,021
CMG Media Corp. 8.88% 6/18/29	920,000	793,500
Stagwell Global LLC 5.63% 8/15/29	865,000	823,747
		2,011,268
Aerospace & Defense–2.52%
Bombardier, Inc.
7.00% 6/1/32	65,000	64,719
7.25% 7/1/31	395,000	396,344
8.75% 11/15/30	695,000	732,739
Goat Holdco LLC 6.75% 2/1/32	815,000	797,673
TransDigm, Inc.
6.63% 3/1/32	675,000	683,602
6.88% 12/15/30	1,320,000	1,348,769
		4,023,846
Airlines–0.52%
Air Canada 3.88% 8/15/26	855,000	836,089
		836,089
Apparel–0.35%
S&S Holdings LLC 8.38% 10/1/31	590,000	557,385
		557,385
Auto Manufacturers–0.70%
Allison Transmission, Inc. 5.88% 6/1/29	1,115,000	1,110,567
		1,110,567
Auto Parts & Equipment–2.71%
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	622,000	627,928
8.50% 5/15/27	565,000	565,132
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,220,687
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	750,899
Phinia, Inc. 6.63% 10/15/32	410,000	402,104
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	755,432
		4,322,182
Banks–3.25%
μBanco Santander SA 8.00% 2/1/34	1,200,000	1,247,862
μBank of Montreal 7.70% 5/26/84	585,000	594,439
μBarclays PLC 7.63% 3/15/35	1,255,000	1,227,322
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG 6.00% 10/30/25	1,250,000	$1,235,983
μUBS Group AG
6.85% 9/10/29	200,000	198,839
7.13% 8/10/34	700,000	688,532
		5,192,977
Building Materials–1.30%
Quikrete Holdings, Inc. 6.75% 3/1/33	835,000	831,201
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	834,752
Standard Industries, Inc. 3.38% 1/15/31	475,000	412,996
		2,078,949
Chemicals–2.09%
Celanese U.S. Holdings LLC
6.50% 4/15/30	63,000	62,545
6.75% 4/15/33	519,000	503,815
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	864,528
NOVA Chemicals Corp. 7.00% 12/1/31	296,000	308,611
Olin Corp. 6.63% 4/1/33	620,000	602,400
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	196,340
9.75% 11/15/28	775,000	804,617
		3,342,856
Commercial Services–3.64%
ADT Security Corp. 4.13% 8/1/29	970,000	910,704
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 7/15/27	120,000	115,760
5.75% 7/15/27	110,000	106,031
Block, Inc. 6.50% 5/15/32	615,000	621,200
Cimpress PLC 7.38% 9/15/32	585,000	537,567
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	340,000	339,502
Raven Acquisition Holdings LLC 6.88% 11/15/31	755,000	733,153
United Rentals North America, Inc. 3.88% 2/15/31	895,000	812,102
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	806,398
Williams Scotsman, Inc. 6.63% 4/15/30	820,000	828,766
		5,811,183
LVIP Macquarie High Yield Fund–1

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–0.93%
Amentum Holdings, Inc. 7.25% 8/1/32	1,070,000	$1,052,514
Seagate HDD Cayman 5.75% 12/1/34	450,000	436,938
		1,489,452
Cosmetics & Personal Care–0.45%
Opal Bidco 6.50% 3/31/32	725,000	725,000
		725,000
Distribution/Wholesale–0.44%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	703,315
		703,315
Diversified Financial Services–3.45%
μAir Lease Corp. 4.65% 6/15/26	905,000	880,338
Azorra Finance Ltd. 7.75% 4/15/30	860,000	857,229
Focus Financial Partners LLC 6.75% 9/15/31	810,000	798,803
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	440,000	413,664
6.63% 10/15/31	800,000	791,516
OneMain Finance Corp. 6.63% 5/15/29	581,000	582,086
PennyMac Financial Services, Inc. 6.88% 2/15/33	590,000	586,312
UWM Holdings LLC 6.63% 2/1/30	615,000	609,976
		5,519,924
Electric–2.93%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	568,000	550,765
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,039,876
NRG Energy, Inc. 6.25% 11/1/34	840,000	826,904
μVistra Corp.
7.00% 12/15/26	795,000	805,016
8.00% 10/15/26	760,000	779,895
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	671,346
		4,673,802
Electronics–0.59%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	946,677
		946,677
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.51%
Arcosa, Inc. 6.88% 8/15/32	805,000	$816,120
		816,120
Entertainment–1.74%
Caesars Entertainment, Inc.
6.00% 10/15/32	845,000	789,120
6.50% 2/15/32	390,000	388,735
7.00% 2/15/30	560,000	567,671
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	450,000	424,392
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	605,000	610,005
		2,779,923
Environmental Control–0.25%
Waste Pro USA, Inc. 7.00% 2/1/33	405,000	406,366
		406,366
Food–0.51%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	410,922
9.63% 9/15/32	385,000	395,639
		806,561
Forest Products & Paper–0.60%
Magnera Corp. 7.25% 11/15/31	980,000	953,158
		953,158
Health Care Products–1.34%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	817,053
Medline Borrower LP
3.88% 4/1/29	795,000	743,113
5.25% 10/1/29	600,000	575,744
		2,135,910
Health Care Services–2.20%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	830,000	829,182
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	754,905
6.13% 4/1/30	200,000	119,374
6.88% 4/15/29	200,000	129,697
DaVita, Inc.
3.75% 2/15/31	490,000	426,607
4.63% 6/1/30	480,000	441,874
LVIP Macquarie High Yield Fund–2

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	$815,829
		3,517,468
Home Builders–0.59%
Forestar Group, Inc. 6.50% 3/15/33	405,000	396,490
K Hovnanian Enterprises, Inc. 11.75% 9/30/29	515,000	550,851
		947,341
Insurance–3.89%
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	962,629
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	529,849
8.13% 2/15/32	480,000	485,034
HUB International Ltd.
5.63% 12/1/29	860,000	831,847
7.38% 1/31/32	780,000	794,183
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	1,140,000	1,197,594
Panther Escrow Issuer LLC 7.13% 6/1/31	805,000	820,240
USI, Inc. 7.50% 1/15/32	590,000	601,904
		6,223,280
Internet–0.79%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	430,342
Snap, Inc. 6.88% 3/1/33	835,000	834,937
		1,265,279
Iron & Steel–0.68%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,084,312
		1,084,312
Leisure Time–2.34%
Carnival Corp.
5.75% 3/1/27	195,000	195,123
6.00% 5/1/29	895,000	888,731
6.13% 2/15/33	609,000	600,127
Life Time, Inc. 6.00% 11/15/31	835,000	827,863
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,239,000	1,233,885
		3,745,729
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.52%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	$825,441
		825,441
Machinery Construction & Mining–1.01%
Manitowoc Co., Inc. 9.25% 10/1/31	815,000	837,771
Terex Corp. 6.25% 10/15/32	795,000	770,969
		1,608,740
Machinery Diversified–0.79%
Esab Corp. 6.25% 4/15/29	1,240,000	1,258,096
		1,258,096
Media–7.42%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	765,160
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,106,023
4.50% 5/1/32	230,000	199,653
5.38% 6/1/29	765,000	740,217
6.38% 9/1/29	830,000	827,521
CSC Holdings LLC
4.50% 11/15/31	625,000	453,206
5.00% 11/15/31	655,000	309,488
Cumulus Media New Holdings, Inc. 8.00% 7/1/29	811,000	275,740
Gray Media, Inc. 5.38% 11/15/31	2,180,000	1,360,878
McGraw-Hill Education, Inc. 7.38% 9/1/31	989,000	994,460
Midcontinent Communications 8.00% 8/15/32	790,000	798,779
Nexstar Media, Inc. 4.75% 11/1/28	1,045,000	978,614
Sirius XM Radio LLC
4.00% 7/15/28	920,000	858,363
4.13% 7/1/30	955,000	848,271
Univision Communications, Inc. 7.38% 6/30/30	865,000	826,392
VZ Secured Financing BV 5.00% 1/15/32	595,000	517,010
		11,859,775
Mining–4.11%
Alumina Pty. Ltd. 6.13% 3/15/30	580,000	578,526
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,162,358
Capstone Copper Corp. 6.75% 3/31/33	1,037,000	1,032,883
Constellium SE 6.38% 8/15/32	1,250,000	1,220,625
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30	685,000	676,458
LVIP Macquarie High Yield Fund–3

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp.
3.88% 8/15/31	195,000	$169,534
4.75% 1/30/30	1,850,000	1,724,949
		6,565,333
Miscellaneous Manufacturing–0.36%
Amsted Industries, Inc. 6.38% 3/15/33	585,000	581,896
		581,896
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	237,831
		237,831
Oil & Gas–5.47%
Civitas Resources, Inc. 8.63% 11/1/30	765,000	789,229
Expand Energy Corp. 5.38% 3/15/30	740,000	734,589
Gulfport Energy Operating Corp. 6.75% 9/1/29	840,000	851,174
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,027,048
6.00% 2/1/31	469,000	436,988
6.25% 4/15/32	128,000	119,588
Matador Resources Co. 6.25% 4/15/33	590,000	575,504
Murphy Oil Corp. 6.00% 10/1/32	322,000	309,738
Nabors Industries, Inc.
8.88% 8/15/31	335,000	290,878
9.13% 1/31/30	565,000	565,189
Noble Finance II LLC 8.00% 4/15/30	625,000	624,633
SM Energy Co.
6.75% 8/1/29	290,000	285,681
7.00% 8/1/32	367,000	360,180
Sunoco LP 7.25% 5/1/32	460,000	475,075
Transocean, Inc.
8.00% 2/1/27	948,000	944,442
8.50% 5/15/31	365,000	354,664
		8,744,600
Oil & Gas Services–1.48%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	823,221
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27	475,000	475,361
7.13% 3/15/29	320,000	325,462
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Weatherford International Ltd. 8.63% 4/30/30	730,000	$741,225
		2,365,269
Packaging & Containers–1.73%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28	460,000	412,283
4.00% 9/1/29	485,000	412,989
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	500,000	507,073
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	560,000	548,800
9.25% 4/15/27	395,000	372,603
Sealed Air Corp. 6.50% 7/15/32	300,000	303,646
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	207,030
		2,764,424
Pharmaceuticals–1.39%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	836,415
Grifols SA 4.75% 10/15/28	610,000	563,221
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	823,950
		2,223,586
Pipelines–3.83%
EQM Midstream Partners LP 4.75% 1/15/31	1,732,000	1,665,861
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	405,000	409,029
7.88% 5/15/32	195,000	196,386
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	791,694
NuStar Logistics LP
6.00% 6/1/26	642,000	644,809
6.38% 10/1/30	586,000	592,455
Rockies Express Pipeline LLC 6.75% 3/15/33	618,000	628,349
Venture Global LNG, Inc.
7.00% 1/15/30	405,000	399,001
8.38% 6/1/31	780,000	791,139
		6,118,723
LVIP Macquarie High Yield Fund–4

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.16%
Starwood Property Trust, Inc. 6.50% 7/1/30	261,000	$261,133
		261,133
Retail–4.76%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	206,164
4.75% 3/1/30	660,000	617,338
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	597,644
6.95% 3/1/33	431,000	440,134
@Carvana Co.
9.00% 6/1/30	308,850	326,950
9.00% 6/1/31	309,123	343,439
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,603,168
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,106,647
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	1,005,000	1,036,633
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,325,418
		7,603,535
Semiconductors–0.52%
Entegris, Inc.
4.75% 4/15/29	437,000	421,281
5.95% 6/15/30	410,000	407,914
		829,195
Software–2.24%
AthenaHealth Group, Inc. 6.50% 2/15/30	420,000	393,965
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,109,382
UKG, Inc. 6.88% 2/1/31	1,060,000	1,075,306
		3,578,653
Telecommunications–6.13%
CommScope LLC 8.25% 3/1/27	585,000	553,937
CommScope Technologies LLC 5.00% 3/15/27	265,000	237,642
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	797,763
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	342,153
6.50% 10/1/28	1,510,000	1,455,958
Frontier Communications Holdings LLC
5.88% 11/1/29	435,000	435,042
6.00% 1/15/30	1,795,000	1,798,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Holdings LLC (continued)
6.75% 5/1/29	515,000	$517,590
Iliad Holding SASU 8.50% 4/15/31	1,210,000	1,269,002
μRogers Communications, Inc. 7.13% 4/15/55	715,000	712,574
Sable International Finance Ltd. 7.13% 10/15/32	845,000	810,057
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	868,460
		9,799,148
Transportation–1.03%
Genesee & Wyoming, Inc. 6.25% 4/15/32	1,645,000	1,643,708
		1,643,708
Trucking & Leasing–0.52%
Fortress Transportation & Infrastructure Investors LLC 7.00% 6/15/32	820,000	831,525
		831,525
Total Corporate Bonds (Cost $140,582,591)		137,727,530
LOAN AGREEMENTS–7.39%
•Applied Systems, Inc. 8.80% (SOFR CME03M + 4.50%) 2/23/32	763,000	778,672
•Bausch & Lomb Corp. 7.67% (SOFR CME01M + 3.25%) 5/10/27	780,947	777,683
•CD&R Hydra Buyer, Inc. 8.42% (SOFR CME01M + 4.00%) 3/25/31	816,750	782,185
•Clarios Global LP 7.07% (SOFR CME01M + 2.75%) 1/28/32	315,000	309,881
Clover Holdings 2 LLC 7.75% 12/9/31	920,000	914,250
Clydesdale Acquisition Holdings, Inc.
✠0.00% 3/26/32	1,949	1,937
•7.49% (SOFR CME03M + 3.25%) 3/26/32	111,466	110,816
•CommScope, Inc. 9.57% (SOFR CME01M + 5.25%) 12/17/29	400,000	398,000
Cotiviti, Inc. 7.63% 5/1/31	806,000	792,903
•Dynacast International LLC 10.04% (SOFR CME03M + 5.75%) 7/19/30	364,000	354,900
•Flynn Restaurant Group LP 8.07% (SOFR CME01M + 3.75%) 1/28/32	462,000	451,989
LVIP Macquarie High Yield Fund–5

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Heartland Dental LLC 8.82% (SOFR CME01M + 4.50%) 4/28/28	1,232,550	$1,229,604
•Hunter Douglas, Inc. 7.55% (SOFR CME03M + 3.25%) 1/20/32	381,353	363,335
•INEOS Quattro Holdings U.K. Ltd. 8.57% (SOFR CME01M + 4.25%) 10/7/31	400,000	374,000
•Instructure Holdings, Inc. 9.32% (SOFR CME03M + 5.00%) 11/12/32	296,000	295,630
•LSF12 Crown U.S. Commercial Bidco LLC 8.57% (SOFR CME01M + 4.25%) 12/2/31	456,000	446,689
•Scientific Games Holdings LP 7.30% (SOFR CME03M + 3.00%) 4/4/29	858,690	853,083
•SPX Flow, Inc. 7.32% (SOFR CME01M + 3.00%) 4/5/29	530,000	528,479
•Staples, Inc. 10.04% (SOFR CME03M + 5.75%) 9/4/29	850,725	753,742
•Univision Communications, Inc. 8.55% (SOFR CME03M + 4.25%) 6/24/29	70,366	68,138
USALCO LLC
✠1.00% 9/30/31	35,962	35,922
•8.30% (SOFR CME03M + 4.00%) 9/30/31	348,166	347,786
•Vantage Specialty Chemicals, Inc. 9.07% (SOFR CME01M + 4.75%) 10/26/26	870,965	837,938
Total Loan Agreements (Cost $11,999,178)		11,807,562
NON-AGENCY ASSET-BACKED SECURITIES–4.91%
•AB BSL CLO 4 Ltd. Series 2023-4A E 12.45% (TSFR03M + 8.16%) 4/20/36	250,000	250,956
•AGL CLO 3 Ltd. Series 2020-3A ER 9.57% (TSFR03M + 5.25%) 4/15/38	250,000	248,822
•AIMCO CLO 19 Ltd. Series 2024-19A E 9.56% (TSFR03M + 5.00%) 10/20/37	150,000	150,164
•Atlas Senior Loan Fund XX Ltd. Series 2022-20A D1R 8.14% (TSFR03M + 3.85%) 10/19/37	250,000	251,464
•Ballyrock CLO 18 Ltd. Series 2021-18A DR 8.97% (TSFR03M + 5.75%) 4/15/38	250,000	250,009
•Ballyrock CLO 25 Ltd. Series 2023-25A DR 9.10% (TSFR03M + 4.80%) 1/25/38	250,000	249,810
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Barings CLO Ltd.
Series 2018-2A ER 11.20% (TSFR03M + 6.90%) 7/15/36	150,000	$149,621
Series 2024-2A E 10.20% (TSFR03M + 5.90%) 7/15/39	150,000	148,305
•BBAM U.S. CLO III Ltd. Series 2023-3A D 12.90% (TSFR03M + 8.60%) 10/15/38	250,000	254,433
•Bear Mountain Park CLO Ltd. Series 2022-1A ER 10.25% (TSFR03M + 5.95%) 7/15/37	150,000	149,705
•Benefit Street Partners CLO Ltd. Series 2015-6BR ER 9.03% (TSFR03M + 4.75%) 4/20/38	220,000	219,967
•Benefit Street Partners CLO XII-B Ltd. Series 2017-12BRA E 10.55% (TSFR03M + 6.25%) 10/15/37	150,000	149,706
•Brookhaven Park CLO Ltd. Series 2024-1A E 10.79% (TSFR03M + 6.50%) 4/19/37	250,000	253,071
•Carlyle U.S. CLO Ltd.
Series 2024-1A E 11.22% (TSFR03M + 6.92%) 4/15/37	250,000	250,486
Series 2024-5A E 10.20% (TSFR03M + 5.65%) 10/25/36	250,000	250,125
•CBAMR LLC Series 2021-15A ER 9.80% (TSFR03M + 5.50%) 1/20/38	250,000	245,555
•Dryden 109 CLO Ltd. Series 2022-109A ER 9.66% (TSFR03M + 5.35%) 4/15/38	250,000	237,123
•Elmwood CLO IX Ltd. Series 2021-2A ER 8.97% (TSFR03M + 4.65%) 4/20/38	150,000	149,964
•Empower CLO Ltd. Series 2022-1A ER 10.19% (TSFR03M + 5.90%) 10/20/37	150,000	148,553
•Golub Capital Partners CLO 76 B Ltd. Series 2024-76A E 10.49% (TSFR03M + 5.75%) 10/25/37	300,000	297,783
•Invesco U.S. CLO Ltd. Series 2024-3A E 10.79% (TSFR03M + 6.50%) 7/20/37	250,000	253,179
•KKR CLO 27 Ltd. Series 27A ER2 10.66% (TSFR03M + 6.25%) 1/15/35	250,000	249,440
LVIP Macquarie High Yield Fund–6

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding XXX Ltd. Series 2018-30A ER 10.71% (TSFR03M + 6.40%) 7/16/37	150,000	$150,264
‡•Magnetite XLV Ltd. Series 2025-45A E 0.00% (4.50% minus TSFR03M) 4/15/38	200,000	199,570
•Neuberger Berman CLO XX Ltd. Series 2015-20A ER3 9.07% (TSFR03M + 4.75%) 4/15/39	250,000	247,013
•Oaktree CLO Ltd.
Series 2019-3A ER2 11.04% (TSFR03M + 6.75%) 1/20/38	200,000	196,880
Series 2020-1A ERR 9.32% (TSFR03M + 5.00%) 1/15/38	200,000	199,991
•OFSI BSL XIV CLO Ltd. Series 2024-14A E 12.03% (TSFR03M + 7.74%) 7/20/37	300,000	295,280
•OHA Credit Funding 11 Ltd. Series 2022-11A ER 9.69% (TSFR03M + 5.40%) 7/19/37	150,000	149,216
•OHA Credit Funding 9 Ltd. Series 2021-9A ER 9.79% (TSFR03M + 5.50%) 10/19/37	150,000	149,600
•Palmer Square CLO Ltd. Series 2024-2A D2 8.64% (TSFR03M + 4.35%) 7/20/37	250,000	251,780
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO Ltd. Series 2025-1RA E 11.86% (TSFR03M + 7.58%) 2/20/38	250,000	$250,111
•Storm King Park CLO Ltd. Series 2022-1A ER 10.45% (TSFR03M + 6.15%) 10/15/37	200,000	199,604
•TCW CLO Ltd.
Series 2022-1A ER 10.82% (TSFR03M + 6.50%) 1/20/38	250,000	245,264
Series 2024-2A E 11.55% (TSFR03M + 7.25%) 7/17/37	250,000	250,898
•Wellfleet CLO Ltd. Series 2022-1A ER 12.05% (TSFR03M + 7.75%) 7/15/37	250,000	246,773
Total Non-Agency Asset-Backed Securities (Cost $7,888,027)		7,840,485

	Number of Shares
MONEY MARKET FUND–1.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	1,972,944	1,972,944
Total Money Market Fund (Cost $1,972,944)		1,972,944

TOTAL INVESTMENTS–99.73% (Cost $162,442,740)	159,348,521

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	439,366
NET ASSETS APPLICABLE TO 37,484,314 SHARES OUTSTANDING–100.00%	$159,787,887

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
‡Rate is less than 0.01%.

LVIP Macquarie High Yield Fund–7

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP Macquarie High Yield Fund–8